Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, net
Schedule of intangible assets, net
	December 31,	December 31,
	2024	2023
Software	$6,212	$11,550
Patents	206,791	212,599
Subtotal	213,003	224,149
Less: Accumulated amortization	(28,456)	(13,063)
Intangible assets, net	$184,547	$211,086